Interest-Bearing Liabilities - Summary of Notes, Bonds, Bilateral Loans and Committed Credit (Parenthetical) (Detail) kr in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2020 SEK (kr)	Dec. 31, 2020 SEK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 SEK (kr)
Disclosure Of Borrowings [Line Items]
Borrowings | kr	kr 30,160	kr 30,160		kr 37,696
Cash, cash equivalents, interest bearing securities and derivative assets | kr	kr 73,555	kr 73,555		kr 72,334
Maturity date		2030
Swedish Export Credit Corporation (SEK) [member]
Disclosure Of Borrowings [Line Items]
Borrowings			$ 170
New Bond Loan [member] | Swedish Export Credit Corporation (SEK) [member]
Disclosure Of Borrowings [Line Items]
Borrowings			200
Cash, cash equivalents, interest bearing securities and derivative assets			30
Maturity date	2030
Existing Loan Note [member] | Swedish Export Credit Corporation (SEK) [member]
Disclosure Of Borrowings [Line Items]
Borrowings			$ 150
Maturity date	December 2025